Property, plant, and equipment, net (Details) - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Subtotal	$ 17,826,547	$ 16,685,407
Construction in progress	5,484,561	5,294,970
Less: accumulated depreciation	(8,493,342)	(7,441,691)
Property, plant and equipment, net	14,817,766	14,538,686
Machinery and equipment
Subtotal	10,090,944	9,217,130
Vehicles
Subtotal	228,622	227,030
Property and building
Subtotal	7,405,012	7,139,369
Office equipment
Subtotal	$ 101,969	$ 101,878